Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities not Included in Calculation of Diluted Net Loss per Share would be Anti-dilutive (Details) - shares	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities not included in calculation of diluted net loss per share because to do so would be anti-dilutive	9,656,049	8,941,601
Outstanding Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities not included in calculation of diluted net loss per share because to do so would be anti-dilutive	0	3,328,138
Restricted Common Stock Subject to Repurchase or Forfeiture
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities not included in calculation of diluted net loss per share because to do so would be anti-dilutive	9,656,049	5,613,463